Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) Partnership $ / shares	Dec. 31, 2017 USD ($) item $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Accounting Policies [Line Items]
Investment cost						$ 1,175,000	$ 1,175,000	$ 1,175,000	$ 1,175,000
Allowance for uncollectible tenant receivables	$ 0		$ 0		$ 15,194	$ 38,628	$ 38,628	$ 38,628	$ 38,628
Other assets	$ 180,100		180,100		$ 0
Capitalized franchise costs, net			34,600
Loss on Disposition of FF and E			$ (983,855)
Common stock, par value per share (in dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Net loss	$ 218,775	$ 206,551	$ 1,365,387	$ 648,814	$ 1,108,614				$ 718,314
Net loss attributable to Operating Partnership noncontrolling interests	$ (5,918)	$ (12,166)	$ (45,860)	$ (41,939)	$ (66,339)				(70,534)
Number of participate elected for exchange | item							721
Noncontrolling operating partnership units						125,000	721
Percentage of outstanding operating partnership units	2.71%	5.91%	3.36%	6.46%	5.98%			9.82%
Reduction in net cash used in operating activities prior period				$ 175,973
Reduction in net cash used in investing activities prior period				104,947
Percentage of income distributed to shareholders			90.00%
Hampton Inn Property
Accounting Policies [Line Items]
Net loss					$ 461,982				139,152
Net income (loss) attributable to noncontrolling interests	$ (92,691)	$ (47,603)	$ (663,369)	(83,180)	(166,314)				(50,095)
Hanover Square Property
Accounting Policies [Line Items]
Net loss					94,858
Net income (loss) attributable to noncontrolling interests	(1,660)	(5,009)	(8,505)	(9,399)	(15,177)
Brookfield Center Property
Accounting Policies [Line Items]
Other assets related to the company?s acquisition	$ 145,500		$ 145,500
Medalist Diversified Real Estate Investment Trust, Inc. ("REIT")
Accounting Policies [Line Items]
Accrued Income Taxes					$ 53,151
Percentage of outstanding operating partnership units			2.70%		5.11%			9.82%
Hampton Inn Property
Accounting Policies [Line Items]
Proceeds from acquisition									$ 2,300,000
Percentage by parent	64.00%		64.00%		64.00%
Ownership percentage by noncontrolling owners	36.00%		36.00%		36.00%
Net loss	$ 257,478	132,233	$ 1,842,694	231,058
Hanover Square Property
Accounting Policies [Line Items]
Percentage by parent	84.00%		84.00%		84.00%
Ownership percentage by noncontrolling owners	16.00%		16.00%		16.00%
Net loss	$ 10,378	$ 31,304	$ 53,161	$ 58,741